Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares		29,500	47,500	61,500
Options Granted, Shares	0	0	0
Options Exercised, Shares	0	0	0
Options Forfeited, Shares		8,000	18,000	14,000
Balance, End of Period, Shares		21,500	29,500	47,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price		$ 23.55	$ 22.41	$ 22.49
Options Granted, Weighted Avg. Exercise Price	$ 0	0	0
Options Exercised, Weighted Avg. Exercise Price	$ 0	0	0
Options Forfeited, Weighted Avg. Exercise Price		23.47	20.55	22.74
Balance, End of Period, Weighted Avg. Exercise Price		$ 23.57	$ 23.55	$ 22.41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options Exercisable, Shares		18,200	21,500	34,300
Options Exercisable, Weighted Avg. Exercise Price		$ 23.62	$ 23.57	$ 22.00
Weighted-Average Remaining Life of Exercisable Options		1 year	1 year 4 months 24 days	1 year 1 month 18 days
Options Available for Grant		50,000	50,000	50,000